Income Taxes (Tables)	12 Months Ended
Sep. 26, 2020
Income Taxes [Abstract]
Components of Income Tax Expense
The Company is being taxed at the U.S. corporate level as a C-Corporation and has provided U.S. Federal, State and foreign income taxes.  Significant components of income tax expense for the fiscal years ended are as follows:

	2020	2019	2018
Current
U.S.
Federal	$84	$60	$19
State	12	11	8
Non-U.S.	154	67	40
Total current	250	138	67

Deferred:
U.S.
Federal	(29)	(47)	(72)
State	(13)	(3)	12
Non-U.S.	(54)	(2)	(26)
Total deferred	(96)	(52)	(86)
Expense for income taxes	$154	$86	$(19)

Effective Income Tax Rate Reconciliation
The reconciliation between U.S. Federal income taxes at the statutory rate and the Company’s benefit for income taxes on continuing operations for fiscal years ended are as follows:

	2020	2019	2018
U.S. Federal income tax expense at the statutory rate	$150	$103	$117
Adjustments to reconcile to the income tax provision:
U.S. state income tax expense	6	9	12
Federal and state credits	(14)	(8)	(7)
Share-based compensation	(4)	(12)	(8)
Tax Cuts and Jobs Act	—	—	(124)
Withholding taxes	15	—	—
Changes in foreign valuation allowance	(8)	13	(10)
Foreign income taxed in the U.S.	9	3	—
Manufacturing tax benefits	—	—	(6)
Rate differences between U.S. and foreign	(6)	7	3
Sale of subsidiary	—	(38)	—
Other	6	9	4
Expense for income taxes	$154	$86	$(19)

Net Deferred Income Tax Liability
Deferred income taxes result from temporary differences between the amount of assets and liabilities recognized for financial reporting and tax purposes.  The components of the net deferred income tax liability as of fiscal years ended are as follows:

	2020	2019
Deferred tax assets:
Allowance for doubtful accounts	$3	$3
Deferred gain on sale-leaseback	5	5
Accrued liabilities and reserves	104	64
Inventories	10	9
Net operating loss carryforward	291	348
Interest expense carryforward	28	35
Derivatives	127	—
Lease liability	147	—
Research and development credit carryforward	11	12
Federal and state tax credits	14	11
Other	33	40
Total deferred tax assets	773	527
Valuation allowance	(150)	(141)
Total deferred tax assets, net of valuation allowance	623	386
Deferred tax liabilities:
Property, plant and equipment	429	487
Intangible assets	588	597
Leased asset	142	—
Included in held for sale	(4)	—
Other	15	63
Total deferred tax liabilities	1,170	1,147
Net deferred tax liability	$(547)	$(761)

Gross Unrecognized Tax Benefits
The following table summarizes the activity related to our gross unrecognized tax benefits for fiscal years ended:

	2020	2019
Beginning unrecognized tax benefits	$165	$74
Gross increases – tax positions in prior periods	13	2
Gross decreases - tax positions in prior periods	(12)	—
Gross increases – current period tax positions	—	6
Gross increases – from RPC acquisition	7	88
Settlements	(1)	(1)
Lapse of statute of limitations	(4)	(4)
Ending unrecognized tax benefits	$168	$165